Financial risk management, objective and policies - Credit risk (Details) - Credit risk - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Financial risk management, objective and policies
Trade and other receivables	₨ 4,921,270	₨ 3,976,751
Term deposits and other financial assets	1,295,448	1,272,970
Total	6,216,718	5,249,721
Trade and other receivables	4,921,270	3,976,751
0 - 30 days
Financial risk management, objective and policies
Trade and other receivables	3,569,845	2,906,073
31 - 90 days
Financial risk management, objective and policies
Trade and other receivables	929,721	568,903
91 - 180 days
Financial risk management, objective and policies
Trade and other receivables	177,769	281,749
More than 180 days
Financial risk management, objective and policies
Trade and other receivables	243,935	₨ 220,026
Trade and other receivables
Financial risk management, objective and policies
Impairment allowance	₨ 0